RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Salaries and benefits	$ 1,021,000	$ 757,000	$ 723,000
Office and miscellaneous	647,000	117,000	286,000
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries and benefits	766,000	636,000	665,000
Office and miscellaneous	403,000	290,000	322,000
Exploration evaluation assets	0	0	206
Total cost	$ 1,169,000	$ 926,000	$ 1,193,000